OTHER PROVISIONS AND LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
OTHER PROVISIONS AND LIABILITIES
OTHER PROVISIONS AND LIABILITIES

As at December 31,	2017	2016 (v)
Other taxes payable	$15.8	$20.7
Provision for repatriation taxes payable (i)	22.9	13.1
Provision for taxes	25.6	25.8
Deferred revenue on metal agreements - Altius (ii)	57.5	59.8
Deferred revenue on metal agreements - Sandstorm (iii)	158.5	164.8
Other provisions and liabilities (iv)	73.0	133.9
	$353.3	$418.1
Current	$56.7	$55.8
Non-current	296.6	362.3
	$353.3	$418.1

(i)
The Company is subject to additional taxes in Chile on the repatriation of profits to its foreign shareholders.  Total taxes in the amount of $22.9 million (December 31, 2016 - $13.1 million) have been accrued on the assumption that the profits will be repatriated.

(ii)
On March 31, 2016, the Company entered into a copper purchase agreement with Altius, pursuant to which, the Company received advanced consideration of $61.1 million against future deliveries of copper produced by the Company's Chapada mine in Brazil. The advanced consideration is accounted for as deferred revenue, with revenue recognized when copper is delivered to Altius.

The following table summarizes the changes in deferred revenue:

As at December 31,	2017
Balance as at January 1, 2017	$59.8
Recognition of revenue during the year	(2.3)
$57.5
Current portion	$4.0
Non-current portion	53.5
Balance as at December 31, 2017	$57.5

(iii)
On October 27, 2015 the Company entered into three metal purchase agreements with Sandstorm pursuant to which, the Company received advanced consideration of $170.4 million against future deliveries of silver production from Cerro Moro, Minera Florida and Chapada, copper production from Chapada, and gold production from Agua Rica. The advanced consideration is accounted for as deferred revenue, with revenue recognized when the respective metals are delivered to Sandstorm.

The following table summarizes the changes in deferred revenue:

As at December 31,	2017
Balance as at January 1, 2017	$164.8
Recognition of revenue during the year	(6.3)
$158.5
Current portion	$7.7
Non-current portion	150.8
Balance as at December 31, 2017	$158.5

(iv)
Other provisions and liabilities include provisions relating to legal proceedings, silicosis and other. In 2004, a former director of Northern Orion (now named 0805346 B.C. Ltd.) commenced proceedings in Argentina against Northern Orion claiming damages in the amount of $177.0 million for alleged breaches of agreements entered into with the plaintiff.  The plaintiff alleged that the agreements entitled him to a pre-emptive right to participate in acquisitions by Northern Orion in Argentina and claimed damages in connection with the acquisition by Northern Orion of its 12.5% equity interest in the Alumbrera Mine.  On August 22, 2008, the National Commercial Court No. 13 of the City of Buenos Aires issued a first-instance judgement rejecting the claim.  The plaintiff appealed this judgement to the National Commercial Appeals Court.  On May 22, 2013, the appellate court overturned the first-instance decision.  The appellate court determined that the plaintiff was entitled to make 50% of Northern Orion’s investment in the Alumbrera acquisition, although weighted the chance of the plaintiff’s 50% participation at 15%.  The matter was remanded to the first-instance court to determine the value. The parties have undergone two valuations over the last several years, both of which have been subsequently annulled. The most recent annulled award suggested a valuation of $54.2 million, well in excess of the amount Northern Orion considered reflective of the claim. In August 2017, Northern Orion entered into a confidential settlement agreement pursuant to which this matter was definitely and finally settled in consideration of an amount to be paid in installments over a number of years. The total amount payable pursuant to the settlement is substantially below the amount awarded in the last valuation proceeding which, under Argentine law, the Company successfully sought to annul. At the option of the Company, all or any portion of the amount can be paid in shares of the Company.

(v)
Comparatives in respect of certain tax balances have been reclassified to conform to the change in presentation adopted in the current period and are now included in Note 25: Other Provisions and Liabilities to the Company's Consolidated Financial Statements.